Condensed Consolidated Balance Sheets (Unaudited for June 30, 2015) (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Class of Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Shares - Class A
Class of Stock
Common stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	750,000,000	750,000,000
Common stock - shares issued	24,909,142	24,809,142
Common stock - shares outstanding	24,909,142	24,809,142
Common Shares - Class B
Class of Stock
Common stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	5,000,000	5,000,000
Common stock - shares issued	0	0
Common stock - shares outstanding	0	0